[LETTERHEAD OF PAUL HASTINGS LLP]


(212) 318-6097
billbelitsky@paulhastings.com


January 25, 2016


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Invesco Unit Trusts, Series 1635 (the "Trust")
         (File Nos. 811-02754 and 333-208739)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 ("Pre-Effective Amendment No. 1") which has been blacklined to reflect changes from the Registration Statement on Form S-6 ("Registration Statement") filed with the Securities and Exchange Commission (the "Commission") on December 23, 2015 (accession number 0001528621-15-004211).

The Staff of the Commission provided comments in a letter dated January 21, 2016 with respect to the Registration Statement. Pre-Effective Amendment No. 1 incorporates revisions which address certain of the Staff's comments, and a letter responding to the Staff's comments has been filed with the Commission via EDGAR today as a separate correspondence filing. It is currently anticipated that a pricing amendment of the Registration Statement will be filed on the evening of Tuesday, January 26, 2016, with the Depositor requesting the Commission to declare the Registration Statement effective on Wednesday, January 27, 2016.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,


/s/ BILL BELITSKY
Bill Belitsky
for PAUL HASTINGS LLP